ACQUISITIONS AND DIVESTITURES (Tables)	9 Months Ended
Sep. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Disposal Groups, Including Discontinued Operations
The following tables present the results of the Fresh Vegetables division as reported in loss from discontinued operations, net of income taxes, in the condensed consolidated statements of operations and the carrying value of assets and liabilities as presented within assets and liabilities held for sale in the condensed consolidated balance sheets.

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022

	(U.S. Dollars in thousands)
Revenues, net	$282,677	$306,843	$879,131	$890,820
Cost of sales	(267,732)	(304,829)	(850,671)	(902,164)
Gross profit (loss)	14,945	2,014	28,460	(11,344)
Selling, marketing, general and administrative expenses	(10,576)	(12,977)	(38,380)	(40,785)
Transaction and other operating costs	(3,223)	(113)	(10,042)	(113)
Operating income (loss) from discontinued operations	1,146	(11,076)	(19,962)	(52,242)
Other income, net	344	113	750	669
Net interest expense[1]	(1,560)	(1,340)	(4,766)	(3,423)
Loss from discontinued operations before income taxes	(70)	(12,303)	(23,978)	(54,996)
Income tax (expense) benefit	(1,427)	623	(3,496)	6,858
Less: (Income) loss from discontinued operations attributable to noncontrolling interests	(175)	(24)	(142)	9
Loss from discontinued operations, net of income taxes	$(1,672)	$(11,704)	$(27,616)	$(48,129)
[1] Net interest expense presented within discontinued operations is net of interest income and includes the allocated interest expense related to the portion of Term Loan A and Term Loan B required to be repaid if the closing of the Vegetables Transaction occurs. See Note 12 “Debt” for further detail.

	September 30, 2023	December 31, 2022

ASSETS	(U.S. Dollars in thousands)
Cash and cash equivalents	$850	$—
Current receivables, net[1]	20,772	13,474
Inventories, net	34,629	42,728
Prepaid expenses and other current assets	5,470	6,050
Property, plant and equipment, net	228,517	227,183
Operating lease right-of-use assets	105,995	99,139
Other noncurrent assets	17,989	17,506
Total Fresh Vegetables assets held for sale	414,222	406,080
Fresh Vegetables current assets held for sale	414,222	62,252
Fresh Vegetables non-current assets held for sale	—	343,828
Total Fresh Vegetables assets held for sale	$414,222	$406,080
LIABILITIES
Accounts payable	$70,275	$88,995
Accrued and other current liabilities	82,160	85,664
Operating lease liabilities	92,885	98,145
Deferred income tax liabilities	31,527	24,973
Other long-term liabilities	17,741	17,858
Total Fresh Vegetables liabilities held for sale	294,588	315,635
Fresh Vegetables current liabilities held for sale	294,588	199,255
Fresh Vegetables non-current liabilities held for sale	—	116,380
Total Fresh Vegetables liabilities held for sale	$294,588	$315,635
1Fresh Vegetables currently sells its trade receivables under the facility with recourse provisions described in Note 8 “Receivables and Allowances for Credit Losses.” Upon exiting the Fresh Vegetables business, Fresh Vegetables’ position under the facility will be settled.